Concentrations (Details Textual)	12 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Five Customers [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Four Customers [Member]	Jun. 30, 2014 Accounts Receivable [Member]	Jun. 30, 2013 Accounts Receivable [Member]	Dec. 31, 2013 Accounts Receivable [Member] One Customer [Member]	Dec. 31, 2012 Accounts Receivable [Member] Two Customers [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	84.00%	78.00%	61.00%	81.00%	100.00%	100.00%